Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Salient MF Trust
Prospectus Date	rr_ProspectusDate	Dec. 25, 2015
Salient MLP & Energy Infrastructure Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SALIENT MLP & ENERGY INFRASTRUCTURE FUND II Fund Summary R6 Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Salient MLP & Energy Infrastructure Fund II (the “Fund”) is to provide a high level of total return with an emphasis on making quarterly cash distributions to its shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal year ended December 31, 2014 was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the Fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes Fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies. The Fund invests in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in debt securities of MLPs and Energy Infrastructure Companies. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.
MLPs are entities structured as master limited partnerships, and their affiliates. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies are companies that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.
The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure companies.
Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.
The Fund’s investments in the securities of MLPs, at the time of investment, will not exceed 25% of total assets.

The Advisor’s investment process is designed to generate returns by investing in a portfolio of publicly-traded MLPs and Energy Infrastructure Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Advisor maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Advisor employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 9 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Concentration Risk

Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy infrastructure sector. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Debt Securities Risk

Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.
  Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.
  Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
  Interest Rate Risk. The yields for certain securities (including for equity securities of MLPs and certain Midstream Energy Infrastructure Companies) are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.
  Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
Equity Securities Risk

Equity securities for MLPs and Energy Infrastructure Companies may be subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund has exposure.

High Portfolio Turnover Risk

To the extent that the Fund makes investments on a shorter-term basis the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions.

Industry Specific Risk

The MLPs and Energy Infrastructure Companies, including Midstream MLPs and Energy Infrastructure Companies, in which the Fund invests, are subject to risks specific to the industry they serve, including the following:
  Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.
  Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.
  Slowdowns in new construction and acquisitions can limit growth potential.
  A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.
  Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an Energy Infrastructure Company or MLP to make distributions.
  Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.
  Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.
  Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.
  Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure and MLP securities.
Leverage Risk

The Fund may make investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk

Although common units of MLPs trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk

If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk

The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk

Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risks

Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Non-Diversified Status Risk

The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Small and Mid-Capitalization Securities Risk

The Fund may invest its assets in the common stocks and other equity securities of small and mid-capitalization companies with smaller market capitalizations. While the Advisor believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large-capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers (See “Liquidity Risk”). Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Tax Risk

The Fund’s ability to meet its objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).

In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect any or all of the Fund, the MLPs and other portfolio companies in which the Fund invests. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Tax Law Change Risk

Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

Underlying Funds Risk

Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Volatility Risk

The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Status Risk

The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compare with those of the Alerian MLP Index, the benchmark index selected for the Fund Index. If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientfunds.com or by calling 1-866-667-9228.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compare with those of the Alerian MLP Index, the benchmark index selected for the Fund Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R6 shares of the Fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class I shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-667-9228
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.salientfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Because Class R6 shares of the Fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class I shares. Class I shares are the oldest class of shares, with an inception date of September 19, 2012. The performance shown has been recalculated to apply the estimated gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class I shares because both classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	6/30/2014	19.91%
Worst Quarter:	12/31/2014	(12.81)%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because Class R6 shares of the Fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class I shares.

Returns for Class R6 shares would have been substantially similar to returns of Class I shares because both classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class R6 shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class R6 shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the Alerian MLP Index.
Salient MLP & Energy Infrastructure Fund II | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	334
5 Years	rr_ExpenseExampleNoRedemptionYear05	579
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,283
Salient MLP & Energy Infrastructure Fund II | Class I
Risk/Return:	rr_RiskReturnAbstract
2013	rr_AnnualReturn2013	33.46%
2014	rr_AnnualReturn2014	8.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.81%)
1 Year	rr_AverageAnnualReturnYear01	8.56%
Since Inception of Class	rr_AverageAnnualReturnSinceInception	18.34%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012
Salient MLP & Energy Infrastructure Fund II | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.25%
Since Inception of Class	rr_AverageAnnualReturnSinceInception	17.89%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012
Salient MLP & Energy Infrastructure Fund II | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.12%
Since Inception of Class	rr_AverageAnnualReturnSinceInception	14.24%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012
Salient MLP & Energy Infrastructure Fund II | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.81%	[3]
Since Inception of Class	rr_AverageAnnualReturnSinceInception	11.75%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012	[3]

[1]	The Fund liquidated its formerly wholly-owned subsidiary, Salient MLP & Energy Infrastructure Fund II, Inc. (the “Domestic Subsidiary”), on September 2, 2014. The Domestic Subsidiary had a deferred tax liability, which is reflected in the Fund’s net asset value. The Fund will not incur such liability in the future and therefore Other Expenses have been adjusted accordingly.
[2]	Class I commenced operations 9/19/2012.
[3]	The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for the MLP asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.